245 Summer Street

Fidelity® Investments

Boston, MA 02210

September 30, 2026

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Salem Street Trust (the trust): File Nos. 002-41839 and 811-02105
Fidelity Real Estate Index Fund
Fidelity SAI Real Estate Index Fund
Fidelity SAI Small-Mid Cap Momentum Index Fund
Fidelity SAI U.S. Large Cap Index Fund
Fidelity SAI U.S. Momentum Index Fund
Fidelity SAI U.S. Quality Index Fund
Fidelity SAI U.S. Value Index Fund (the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Nicole Macarchuk

Nicole Macarchuk

Secretary of the Trust